Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value
Common Stocks - 98.8%
Aerospace & Defense - 1.3%
Curtiss-Wright Corp.	2,703	$249,784
Raytheon Co.	3,724	488,403
Teledyne Technologies, Inc.*	1,088	323,430
Textron, Inc.	1,781	47,499
		1,109,116
Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	2,204	147,051
XPO Logistics, Inc.*	506	24,667
		171,718
Airlines - 0.5%
Alaska Air Group, Inc.	218	6,207
Copa Holdings SA, Class A	9,636	436,414
		442,621
Auto Components - 0.6%
Aptiv PLC	1,451	71,447
Gentex Corp.	19,652	435,489
		506,936
Automobiles - 0.6%
General Motors Co.	22,087	458,968
Harley-Davidson, Inc.	2,324	43,993
		502,961
Banks - 4.4%
Bank of Hawaii Corp.	594	32,813
Citizens Financial Group, Inc.	10,071	189,436
East West Bancorp, Inc.	1,099	28,288
First Hawaiian, Inc.	15,257	252,198
First Horizon National Corp.	65,891	531,081
PacWest Bancorp	19,947	357,450
Popular, Inc.	13,289	465,115
Signature Bank	3,838	308,537
Sterling Bancorp	4,925	51,466
SVB Financial Group*	1,409	212,872
Western Alliance Bancorp	19,109	584,927
Zions Bancorp NA	23,629	632,312
		3,646,495
Beverages - 0.4%
Monster Beverage Corp.*	6,568	369,516
Biotechnology - 1.4%
AbbVie, Inc.	4,276	325,788
Alexion Pharmaceuticals, Inc.*	237	21,280
Biogen, Inc.*	439	138,891
Bluebird Bio, Inc.*	1,936	88,979
Incyte Corp.*	3,571	261,504
Moderna, Inc.*	3,622	108,479
Regeneron Pharmaceuticals, Inc.*	402	196,293
Vertex Pharmaceuticals, Inc.*	168	39,976
		1,181,190
Building Products - 2.5%
Allegion PLC	6,818	627,392

	Shares/ Principal	Fair Value

Building Products (continued)
AO Smith Corp.	12,937	$489,148
Johnson Controls International PLC	18,776	506,201
Masco Corp.	10,093	348,915
Trane Technologies PLC	555	45,838
		2,017,494
Capital Markets - 2.0%
Cboe Global Markets, Inc.	1,527	136,285
Charles Schwab Corp. (The)	2,501	84,084
CME Group, Inc.	368	63,631
Evercore, Inc., Class A	11,606	534,572
SEI Investments Co.	11,212	519,564
State Street Corp.	5,796	308,753
		1,646,889
Chemicals - 3.2%
Axalta Coating Systems Ltd.*	38,627	667,088
Cabot Corp.	2,354	61,486
CF Industries Holdings, Inc.	4,925	133,960
Corteva, Inc.	16,151	379,548
Dow, Inc.	1,654	48,363
Eastman Chemical Co.	2,489	115,938
Element Solutions, Inc.*	14,619	122,215
FMC Corp.	1,630	133,155
Huntsman Corp.	25,952	374,487
Sherwin-Williams Co. (The)	1,301	597,836
		2,634,076
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	1,803	135,333
Communications Equipment - 0.8%
Ciena Corp.*	16,746	666,658
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	315	59,607
Consumer Finance - 1.2%
Ally Financial, Inc.	25,466	367,474
Navient Corp.	21,730	164,714
Synchrony Financial	28,142	452,805
		984,993
Containers & Packaging - 2.0%
Graphic Packaging Holding Co.	55,996	683,151
International Paper Co.	11,047	343,893
Packaging Corp. of America	1,273	110,535
Westrock Co.	16,875	476,887
		1,614,466
Diversified Consumer Services - 0.6%
frontdoor, Inc.*	5,986	208,193
Graham Holdings Co., Class B	19	6,482
Service Corp. International	2,421	94,686
ServiceMaster Global Holdings, Inc.*	7,906	213,462
		522,823

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Diversified Financial Services - 1.3%
Equitable Holdings, Inc.	30,637	$442,705
Jefferies Financial Group, Inc.	13,169	180,020
Voya Financial, Inc.	10,148	411,501
		1,034,226
Diversified Telecommunication - 0.3%
CenturyLink, Inc.	30,657	290,015
Electric Utilities - 5.2%
Alliant Energy Corp.	4,786	231,116
Entergy Corp.	3,178	298,637
Evergy, Inc.	16,462	906,233
Eversource Energy	3,504	274,048
FirstEnergy Corp.	22,309	893,922
IDACORP, Inc.	2,162	189,802
NRG Energy, Inc.	2,567	69,976
PPL Corp.	40,225	992,753
Xcel Energy, Inc.	6,554	395,206
		4,251,693
Electrical Equipment - 0.3%
Sensata Technologies Holding PLC*	9,762	282,415
Electronic Equipment, Instruments & Components - 2.1%
IPG Photonics Corp.*	527	58,117
Jabil, Inc.	17,407	427,864
Keysight Technologies, Inc.*	6,356	531,870
National Instruments Corp.	20,220	668,878
SYNNEX Corp.	241	17,617
		1,704,346
Energy Equipment & Services - 0.8%
Apergy Corp.*	17,930	103,097
Baker Hughes Co.	23,865	250,583
TechnipFMC PLC	39,441	265,832
		619,512
Entertainment - 1.0%
Cinemark Holdings, Inc.	15,585	158,811
Roku, Inc.*	563	49,252
Zynga, Inc., Class A*	85,052	582,606
		790,669
Equity Real Estate Investment - 15.0%
American Homes 4 Rent, Class A	28,637	664,378
Apartment Investment & Management Co., Class A	6,500	228,475
Boston Properties, Inc.	807	74,430
Brandywine Realty Trust	2,765	29,088
Brixmor Property Group, Inc.	36,065	342,617
Camden Property Trust	9,747	772,352
CoreSite Realty Corp.	3,762	436,016
Corporate Office Properties Trust	3,091	68,404
CyrusOne, Inc.	9,110	562,542
Digital Realty Trust, Inc.	235	32,644
Douglas Emmett, Inc.	24,983	762,231
Duke Realty Corp.	28,794	932,350

	Shares/ Principal	Fair Value

Equity Real Estate Investment (continued)
Empire State Realty Trust, Inc., Class A	71,440	$640,102
EPR Properties	1,429	34,610
Equity Commonwealth	2,449	77,658
Equity LifeStyle Properties, Inc.	3,795	218,137
Equity Residential	3,298	203,520
Essex Property Trust, Inc.	2,349	517,344
Extra Space Storage, Inc.	2,532	242,464
Healthcare Trust of America, Inc., Class A	28,051	681,078
Highwoods Properties, Inc.	2,919	103,391
Invitation Homes, Inc.	38,843	830,075
Lamar Advertising Co., Class A	797	40,870
Mid-America Apartment Communities, Inc.	1,734	178,654
National Retail Properties, Inc.	13,803	444,319
Outfront Media, Inc.	6,897	92,972
Paramount Group, Inc.	34,350	302,280
Retail Properties of America, Inc., Class A	61,448	317,686
SBA Communications Corp.	729	196,808
SITE Centers Corp.	6,742	35,126
SL Green Realty Corp.	8,398	361,954
Spirit Realty Capital, Inc.	2,290	59,883
STORE Capital Corp.	24,613	445,988
Sun Communities, Inc.	5,063	632,116
UDR, Inc.	2,400	87,696
Ventas, Inc.	6,653	178,300
VEREIT, Inc.	67,060	327,923
Welltower, Inc.	3,881	177,672
		12,334,153
Food & Staples Retailing - 1.7%
Casey’s General Stores, Inc.	3,346	443,312
Kroger Co. (The)	17,703	533,214
US Foods Holding Corp.*	24,022	425,430
		1,401,956
Food Products - 2.9%
Archer-Daniels-Midland Co.	4,732	166,472
Conagra Brands, Inc.	14,162	415,513
Hormel Foods Corp.	6,868	320,324
Ingredion, Inc.	3,759	283,804
JM Smucker Co. (The)	4,296	476,856
TreeHouse Foods, Inc.*	8,019	354,039
Tyson Foods, Inc., Class A	6,900	399,303
		2,416,311
Health Care Equipment & Supplies - 2.6%
Cooper Cos., Inc. (The)	654	180,288
Edwards Lifesciences Corp.*	3,095	583,779
Hologic, Inc.*	9,946	349,104
STERIS PLC	4,304	602,431
West Pharmaceutical Services, Inc.	2,563	390,217
		2,105,819
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc.*	1,982	36,370

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Health Care Providers & Services (continued)
Anthem, Inc.	1,443	$327,619
Cardinal Health, Inc.	5,312	254,657
Cigna Corp.	2,892	512,405
HCA Healthcare, Inc.	764	68,645
Molina Healthcare, Inc.*	1,883	263,074
Universal Health Services, Inc., Class B	5,528	547,714
		2,010,484
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc.*	336	219,879
Dunkin’ Brands Group, Inc.	127	6,744
International Game Technology PLC	11,333	67,431
MGM Resorts International	36,723	433,331
		727,385
Household Durables - 1.3%
DR Horton, Inc.	20,933	711,722
Mohawk Industries, Inc.*	1,301	99,188
Whirlpool Corp.	2,924	250,879
		1,061,789
Household Products - 0.4%
Procter & Gamble Co. (The)	2,365	260,150
Spectrum Brands Holdings, Inc.	1,198	43,571
		303,721
Independent Power and Renewable Electricity Producers - 1.0%
AES Corp.	57,812	786,243
Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	2,451	307,061
Insurance - 6.1%
American Financial Group, Inc.	9,144	640,811
Athene Holding Ltd., Class A*	16,944	420,550
Brighthouse Financial, Inc.*	13,259	320,470
Cincinnati Financial Corp.	5,329	402,073
Fidelity National Financial, Inc.	11,536	287,016
First American Financial Corp.	7,509	318,457
Lincoln National Corp.	832	21,898
Mercury General Corp.	11,546	470,153
Old Republic International Corp.	45,534	694,393
Reinsurance Group of America, Inc.	7,777	654,357
Unum Group	36,766	551,858
White Mountains Insurance Group Ltd.	246	223,860
		5,005,896
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc.*	122	237,866
eBay, Inc.	16,416	493,465
		731,331
IT Services - 2.5%
Alliance Data Systems Corp.	2,544	85,606
Amdocs Ltd.	10,835	595,600
DXC Technology Co.	22,338	291,511
Okta, Inc.*	839	102,576

	Shares/ Principal	Fair Value

IT Services (continued)
PayPal Holdings, Inc.*	1,607	$153,854
Square, Inc., Class A*	692	36,247
VeriSign, Inc.*	4,216	759,259
		2,024,653
Life Sciences Tools & Services - 1.4%
IQVIA Holdings, Inc.*	6,613	713,278
QIAGEN NV*	10,502	436,883
		1,150,161
Machinery - 3.2%
AGCO Corp.	1,925	90,956
Allison Transmission Holdings, Inc.	13,328	434,626
Flowserve Corp.	9,362	223,658
Fortive Corp.	8,777	484,403
ITT, Inc.	3,970	180,079
PACCAR, Inc.	7,067	432,006
Pentair PLC	7,358	218,974
Snap-on, Inc.	4,045	440,177
Stanley Black & Decker, Inc.	1,410	141,000
		2,645,879
Media - 2.2%
Liberty Broadband Corp., Class C*	6,309	698,532
Liberty Global PLC, Class C*	33,079	519,671
News Corp., Class A	61,450	551,514
		1,769,717
Metals & Mining - 0.9%
Alcoa Corp.*	60,907	375,187
Freeport-McMoRan, Inc.	11,908	80,379
Newmont Corp.	4,820	218,250
Royal Gold, Inc.	949	83,237
		757,053
Mortgage Real Estate Investment - 0.2%
Chimera Investment Corp.	3,742	34,052
MFA Financial, Inc.	40,612	62,949
Two Harbors Investment Corp.	15,039	57,298
		154,299
Multiline Retail - 0.8%
Dollar General Corp.	379	57,233
Dollar Tree, Inc.*	693	50,915
Kohl’s Corp.	3,336	48,672
Macy’s, Inc.	36,404	178,744
Target Corp.	3,317	308,381
		643,945
Multi-Utilities - 8.0%
Ameren Corp.	14,500	1,056,035
CenterPoint Energy, Inc.	30,765	475,319
CMS Energy Corp.	17,675	1,038,406
Consolidated Edison, Inc.	9,914	773,292
DTE Energy Co.	11,001	1,044,765
Public Service Enterprise Group, Inc.	23,966	1,076,313
Sempra Energy	1,861	210,275

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Multi-Utilities (continued)
WEC Energy Group, Inc.	9,825	$865,877
		6,540,282
Oil, Gas & Consumable Fuels - 2.5%
Cimarex Energy Co.	5,011	84,335
Devon Energy Corp.	11,428	78,968
EOG Resources, Inc.	2,758	99,067
HollyFrontier Corp.	12,372	303,238
Kosmos Energy Ltd.	81,936	73,382
Marathon Oil Corp.	35,355	116,318
ONEOK, Inc.	3,521	76,793
PBF Energy, Inc., Class A	7,029	49,765
Pioneer Natural Resources Co.	5,156	361,693
Range Resources Corp.	57,983	132,201
Targa Resources Corp.	11,591	80,094
Williams Cos., Inc. (The)	39,088	553,095
WPX Energy, Inc.*	10,031	30,595
		2,039,544
Pharmaceuticals - 0.5%
Horizon Therapeutics PLC*	4,708	139,451
Jazz Pharmaceuticals PLC*	3,003	299,519
		438,970
Professional Services - 1.2%
CoreLogic, Inc.	1,273	38,877
IHS Markit Ltd.	11,035	662,100
TransUnion	4,548	300,987
		1,001,964
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	589	59,477
Road & Rail - 1.2%
JB Hunt Transport Services, Inc.	3,057	281,947
Knight-Swift Transportation Holdings, Inc.	7,630	250,264
Old Dominion Freight Line, Inc.	3,318	435,521
Schneider National, Inc., Class B	2,836	54,848
		1,022,580
Semiconductors & Semiconductor Equipment - 2.1%
Lam Research Corp.	2,431	583,440
Marvell Technology Group Ltd.	3,192	72,235
Microchip Technology, Inc.	5,088	344,967
NVIDIA Corp.	507	133,645
Skyworks Solutions, Inc.	5,071	453,246
Universal Display Corp.	1,195	157,477
		1,745,010
Software - 1.0%
Adobe, Inc.*	1,399	445,218
NortonLifeLock, Inc.	19,828	370,982
Zscaler, Inc.*	614	37,368
		853,568
Specialty Retail - 0.9%
AutoNation, Inc.*	11,739	329,396
Best Buy Co., Inc.	4,953	282,321

	Shares/ Principal	Fair Value

Specialty Retail (continued)
Dick’s Sporting Goods, Inc.	6,829	$145,185
		756,902
Technology Hardware, Storage & Peripherals - 0.5%
Western Digital Corp.	10,503	437,135
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	1,248	46,975
Tobacco - 0.1%
Altria Group, Inc.	1,437	55,569
Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc.*	17,343	493,061
WESCO International, Inc.*	5,922	135,318
		628,379
Total Common Stocks (Cost - $107,131,824)		81,149,979
Short-Term Investments - 1.1%
Money Market Funds - 1.1%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(a) (Cost - $901,909)	901,909	901,909
Total Investments - 99.9% (Cost - $108,033,733)		$82,051,888
Other Assets Less Liabilities - Net 0.1%		91,680
Total Net Assets - 100.0%		$82,143,568

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	- Public Limited Company